Financial Instruments - Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Impairment loss (reversal) on trade receivables	$ 642	$ 214
Impairment loss (reversal) on other receivables	674	798
Impairment loss (reversal) on accounts receivable	$ 1,316	$ 1,012